FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS BY CATEGORY	FINANCIAL INSTRUMENTS BY CATEGORY
The carrying amounts of each of the categories of financial instruments as at the end of each of the reporting periods are as follows:
As at December 31, 2023
Financial assets

	Financial assets at amortized cost	Financial assets at value through profit or loss
	US$’000	US$’000
Trade receivables	100,041	—
Financial assets included in prepayments, other receivables and other assets (note 16)	56,303	—
Financial assets measured at fair value through profit and loss	—	663
Time deposits	34,703	—
Pledged deposits	357	—
Cash and cash equivalents	1,277,713	—
Total	1,469,117	663
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	20,160	—
Financial liabilities included in other payables and accruals (note 19)	11,944	—
Collaboration interest-bearing advanced funding	281,328	—
Lease liabilities	47,344	—
Total	360,776	—
As at December 31, 2022
Financial assets

	Financial assets at amortized cost	Financial assets at value through profit or loss
	US$’000	US$’000
Trade receivables	90	—
Financial assets included in prepayments, other receivables and other assets (note 16)	43,029	—
Financial assets measured at fair value through profit and loss	—	185,603
Time deposits	54,016	—
Pledged deposits	1,270	—
Cash and cash equivalents	786,031	—
Total	884,436	185,603
Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at fair value
	US$’000	US$’000
Trade payables	32,893	—
Warrant liability	—	67,000
Financial liabilities included in other payables and accruals (note 19)	10,960	—
Collaboration interest-bearing advanced funding	260,932	—
Lease liabilities	23,602	—
Total	328,387	67,000